Cover	6 Months Ended
Mar. 31, 2026
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2026
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2026
Current Fiscal Year End Date	--09-30
Entity File Number	001-42795
Entity Registrant Name	DarkIris Inc.
Entity Central Index Key	0002058584
Entity Address, Address Line One	6/F, Cheong Sun Tower
Entity Address, Address Line Two	No. 118 Wing Lok Street
Entity Address, City or Town	Sheung Wan
Entity Address, Country	HK
Entity Address, Postal Zip Code	000000